SCHEDULE OF MOVEMENT OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the period	$ 105,429	$ 72,010
Addition (Reversal of) during the period	5,409	33,419
Balance at end of the period	110,838	105,429
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the period	16,497	16,428
Addition (Reversal of) during the period	(16,497)	69
Balance at end of the period		16,497
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the period	88,932	55,582
Addition (Reversal of) during the period	21,906	33,350
Balance at end of the period	$ 110,838	$ 88,932